Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Applicable Income Tax Rate	The applicable income tax rate of the Group’s affiliated schools for the years ended December 31, 2021, 2022 and 2023 are summarized as below:
School name	Note	Applicable income tax rate
Kunming Xishan Long-Spring Experimental Secondary School	(i)	25%
Kunming Chenggong Long-Spring Experimental Secondary School	(i)	25%
Yunnan Hengshui Experimental Secondary School— Xishan School	(i)	25%
Yiliang Long-Spring Experimental Secondary School	(i)	25%
Yunnan Long-Spring Foreign Language Secondary School	(i)	25%
Qujing Hengshui Experimental Secondary School	(i)	25%
Yuxi Hengshui Experimental Secondary School	(i)	25%
Xinping Hengshui Experimental Secondary School	(i)	25%
Yunnan Century Long-Spring Technology Co., Ltd.	(i)	15%
Yunnan Long-Spring Logistics Service Co., Ltd.	(i)	25%
Long-Spring Education Holding Group Co., Ltd.	(i)	25%
Yunnan Zhongchuang Education Tutorial School	(i)	25%
Kunming Guandu Hengshizhong Education Training School Co., Ltd.	(i)	25%
Xinping Long-Spring Advanced Secondary School Co., Ltd.	(i)	25%
Guizhou Long-Spring Century Technology Co., Ltd.	(i)	25%
Guizhou Hengshizhong Technology Co., Ltd.	(i)	25%
Guizhou Hengshizhong Education and Training School Co., Ltd	(i)	25%
Yunnan Lihua Education Technology Co., Ltd.	(i)	25%
Bainian Long-Spring Education Technology (Zhenxiong) Co., Ltd.	(i)	25%
Zhenxiong Long-Spring Advanced Secondary School	(i)	25%
Wenshan Long-Spring Experimental Secondary School	(i)	25%
Xishuangbanna Long-Spring Experimental Secondary School Co., Ltd.	(i)	25%
Qiubei Long-Spring Experimental Secondary School	(i)	25%
Mengla Long-Spring Experimental Secondary School	(i)	25%
Shaanxi Century Long-Spring Education Technology Co., Ltd.	(i)	25%
Shaanxi Hengshi Hengzhong Education Technology Co., Ltd.	(i)	25%
Chongqing Hengshi Education Technology Co., Ltd.	(i)	25%
Yunnan Hengshun Property Service Co., Ltd.	(ii)	5%
Kunming Chenggong Times Giant Tutorial School Co., Ltd.	(i)	25%
Kunming Wuhua District Zhuorui Cultural Training School Co., Ltd.	(i)	25%
Zunyi Hengshi Education Technology Co., Ltd.	(i)	25%
Bainian Long-Spring (Mengzi) Education Technology Co., Ltd.	(i)	25%
Long-Spring Education Holding Group (Yunnan) Hengshui Experimental Middle School Management Co., Ltd.	(i)	25%
Bainian Long-Spring (Luoping) Education Technology Co., Ltd.	(i)	25%
Panzhihua Bainian Long-Spring Education Technology Co., Ltd.	(i)	25%
Beijing Green Carbon Future Intelligent Technology Co., Ltd.	(i)	25%
Bainian Long-Spring (Qingdao) Education Technology Co., Ltd.	(i)	25%
Yangling Hengshi Secondary School Co., Ltd	(i)	25%
Xi'an Hengshi Education Technology Co., Ltd.	(i)	25%
Yangling Hengshui Experimental Secondary School	(i)	25%
Yunnan Xiongping Catering Management Co., Ltd.	(i)	25%
Xishun Yunnan Catering Management Co., Ltd.	(i)	25%
Guizhou Long-Spring Logistics Service Co., Ltd.	(i)	25%

(i)	As these schools have not received confirmations from the local tax authorities on income tax exemption, they are subject to the statutory income tax rate of 25% for the years ended December 31, 2021, 2022 and 2023, respectively. High tech enterprises are subject to corporate income tax at a reduced rate of 15%.

(ii)	The State Administration of Taxation has policies for small and micro enterprises: For small and low-profit enterprises, the annual taxable income does not exceed RMB1.0 million, a reduced rate of 25% is included in the taxable income, and the corporate income tax is paid at a tax rate of 20%, therefore resulting an income tax rate of 5%.

Schedule of Income Before Income Taxes and the Provision for PRC Income Taxes	The income before income taxes and the provision for PRC income taxes for the years ended December 31, 2021, 2022 and 2023 are as follows:
	Years Ended December 31,
	2021	2022	2023
Income/(loss) before income taxes	72,444	65,849	(45,426)
Current income tax expense	27,143	24,386	5,846
Deferred tax benefits	(12,219)	(4,274)	(6,713)
Total income taxes expenses/(credit)	14,924	20,112	(867)

Schedule of Comprehensive Income Differs from the Amount	The actual income tax expenses reported in the consolidated statements of comprehensive income differs from the amount computed by applying the PRC statutory income tax rate of 25% to income before income taxes due to the following:
	Years Ended December 31,
	2021	2022	2023
Income/(loss) before income taxes	72,444	65,849	(45,426)
Income tax computed at PRC statutory tax rate	18,111	16,462	(11,357)
Effect of non-taxable income	(3,369)	(2,917)	(6,970)
Effect of non-deductible expenses	3,047	3,654	5,617
Effect of preferential tax rate	(11,571)	(7,041)	(7,352)
Deferred tax assets losses not recognized	8,470	9,516	15,815
Others	236	438	3,380
Total	14,924	20,112	(867)

Schedule of Deferred Tax Assets and Liabilities	The components of deferred tax assets and liabilities are as follows:
	As of December 31,
	2022	2023
Deferred tax assets:
Allowance for doubtful accounts	408	8,130
Deductible donation expenses carried forwards	2,646	2,646
Accrued expenses	2,692	2,654
Registration fees	3,792	3,421
Property and equipment	137	137
Net operating loss carry forwards	4,273	4,490
Total gross deferred tax assets	13,948	21,478
Valuation allowance on deferred tax assets	(1,184)	(1,184)
Deferred tax assets, net of valuation allowance	12,764	20,294
Deferred tax liabilities:
Property and equipment	(969)	(969)
Intangible assets	(2,154)	(4,832)
Government grants	(2,032)	(406)
Total deferred tax liabilities	(5,155)	(6,207)
Net deferred tax	7,609	14,087
Analysis as:
Deferred tax assets	12,764	20,294
Deferred tax liabilities	(5,155)	(6,207)
Net deferred tax assets	7,609	14,087